Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.2	₪ 0.2
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	16,628,757	15,951,648
Ordinary shares, shares outstanding (in Shares)	16,592,725	15,915,616